Summary of significant accounting policies - Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Fossil fuels inventories	$ 64,386	$ 44,601
Spare parts	$ 233,565	$ 215,925